Income Taxes - Schedule of Geographic Sources of Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S.	$ (1,189)	$ (487)
Foreign	843	845
Income (loss) before income taxes and equity in loss of affiliate	$ (346)	$ 358